Related Parties (Details) - Schedule of current assets – related parties - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 14,535	$ 13,491
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		5,901	4,603
Beijing Fucheng Prospect Technology Co., Ltd [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		292	267
Loan to Tingo Inc. [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	[1]	8,023	8,099
Shareholders of Guangxi Zhongtong [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 319	$ 522

[1]	Tingo’s loan- as discussed in Note 1.